Segment Reporting - Schedule of Significant Segment Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Schedule of Significant Segment Expenses [Abstract]
General and administrative expenses	$ 18,832,805	$ 1,466,728	$ 29,245,469	$ 6,036,913	$ 9,647,830	$ 6,888,041
Payroll and compensation	317,500	317,500	952,500	952,500	614,166	1,270,000
Research and development	93,438	286,121	525,809	615,894	114,649	875,975
Total operating expenses	$ 19,243,743	$ 2,070,349	$ 30,723,778	$ 7,605,307	$ 10,376,645	$ 9,034,016